Investments and Equity Method Investments - Schedule of (Losses) Gains on Investments and Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net Investment Income [Line Items]
(Loss) gain on investments	$ (1,070)	$ (7,797)
Income (loss) on equity method investments	(3,059)	(46,936)
Synlogic, Inc. Warrant [Member]
Net Investment Income [Line Items]
(Loss) gain on investments	(1,070)	(7,797)
Glycosyn, LLC [Member]
Net Investment Income [Line Items]
Income (loss) on equity method investments	0	(1,323)
Joyn Bio, LLC [Member]
Net Investment Income [Line Items]
Income (loss) on equity method investments	(396)	(1,730)
Synlogic, Inc. [Member]
Net Investment Income [Line Items]
Income (loss) on equity method investments	(2,663)	(19,403)
Allonnia, LLC [Member]
Net Investment Income [Line Items]
Income (loss) on equity method investments	$ 0	$ (24,480)